Parent Company Information	12 Months Ended
Dec. 31, 2011
Parent Company Information [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
Parent Company Information
The following tables present the Parent Company only financial information.

Condensed Statement of Income

(Dollars in millions)	2011	2010	2009
Income
Dividends from subsidiaries:
Bank holding companies and related subsidiaries	$10,277	$7,263	$4,100
Nonbank companies and related subsidiaries	553	226	27
Interest from subsidiaries	869	999	1,179
Other income (1)	10,603	2,781	7,784
Total income	22,302	11,269	13,090
Expense
Interest on borrowed funds	6,234	4,484	4,737
Noninterest expense (2)	11,861	8,030	4,238
Total expense	18,095	12,514	8,975
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	4,207	(1,245)	4,115
Income tax benefit	(2,783)	(3,709)	(85)
Income before equity in undistributed earnings of subsidiaries	6,990	2,464	4,200
Equity in undistributed earnings (losses) of subsidiaries:
Bank holding companies and related subsidiaries	6,650	7,647	(21,614)
Nonbank companies and related subsidiaries	(12,194)	(12,349)	23,690
Total equity in undistributed earnings (losses) of subsidiaries	(5,544)	(4,702)	2,076
Net income (loss)	$1,446	$(2,238)	$6,276
Net income (loss) applicable to common shareholders	$85	$(3,595)	$(2,204)

(1)	Includes $6.5 billion and $7.3 billion of gains related to the sale of the Corporation’s investment in CCB during 2011 and 2009.

(2)
Includes, in aggregate, $6.9 billion, $3.5 billion and $225 million in 2011, 2010 and 2009 of representations and warranties provision, which is presented as a component of mortgage banking income on the Corporation’s Consolidated Statement of Income, and litigation expense.

Condensed Balance Sheet

	December 31
(Dollars in millions)	2011	2010
Assets
Cash held at bank subsidiaries	$124,991	$117,124
Securities	515	19,518
Receivables from subsidiaries:
Bank holding companies and related subsidiaries	48,679	50,589
Nonbank companies and related subsidiaries	7,385	8,320
Investments in subsidiaries:
Bank holding companies and related subsidiaries	191,278	188,538
Nonbank companies and related subsidiaries	53,213	61,374
Other assets	11,720	10,837
Total assets	$437,781	$456,300
Liabilities and shareholders’ equity
Commercial paper and other short-term borrowings	$401	$13,899
Accrued expenses and other liabilities	22,419	22,803
Payables to subsidiaries:
Bank holding companies and related subsidiaries	2,925	4,241
Nonbank companies and related subsidiaries	515	513
Long-term debt	181,420	186,596
Shareholders’ equity	230,101	228,248
Total liabilities and shareholders’ equity	$437,781	$456,300

Condensed Statement of Cash Flows

(Dollars in millions)	2011	2010	2009
Operating activities
Net income (loss)	$1,446	$(2,238)	$6,276
Reconciliation of net income (loss) to net cash provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	5,544	4,702	(2,076)
Other operating activities, net	6,716	(996)	4,400
Net cash provided by operating activities	13,706	1,468	8,600
Investing activities
Net sales of securities	8,444	5,972	3,729
Net payments from (to) subsidiaries	5,780	3,531	(25,437)
Other investing activities, net	(8)	2,592	(17)
Net cash provided by (used in) investing activities	14,216	12,095	(21,725)
Financing activities
Net increase (decrease) in commercial paper and other short-term borrowings	(13,172)	8,052	(20,673)
Proceeds from issuance of long-term debt	16,047	29,275	30,347
Retirement of long-term debt	(21,742)	(27,176)	(20,180)
Proceeds from issuance of preferred stock and warrants	5,000	—	49,244
Repayment of preferred stock	—	—	(45,000)
Proceeds from issuance of common stock	—	—	13,468
Cash dividends paid	(1,738)	(1,762)	(4,863)
Other financing activities, net	(4,450)	3,280	4,149
Net cash provided by (used in) financing activities	(20,055)	11,669	6,492
Net increase (decrease) in cash held at bank subsidiaries	7,867	25,232	(6,633)
Cash held at bank subsidiaries at January 1	117,124	91,892	98,525
Cash held at bank subsidiaries at December 31	$124,991	$117,124	$91,892